Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 142,671		¥ 166,657
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	3,457		3,502
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,936		2,089
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	131,725	[1],[2]	155,720	[1],[2]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	5,528		5,250
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 25		¥ 96

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.